Cash (used in)/generated from operations	6 Months Ended
Dec. 31, 2022
Cash (used in)/generated from operations
Cash (used in)/generated from operations

28         Cash (used in)/generated from operations

	Three months ended		Six months ended
	31 December		31 December
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Profit/(loss) before income tax	9,255	(2,067)	(25,115)	(21,887)
Adjustments for:
Depreciation	3,609	3,579	7,087	7,270
Amortization	44,971	38,653	85,110	73,787
Loss/(profit) on disposal of intangible assets	2,588	318	(14,020)	(17,158)
Net finance (income)/costs	(12,115)	7,472	18,873	17,126
Non-cash employee benefit expense - equity-settled share-based payments	626	433	1,155	968
Foreign exchange losses/(gains) on operating activities	5,140	(398)	3,967	(302)
Reclassified from hedging reserve	(367)	90	(530)	30
Changes in working capital:
Inventories	480	(105)	(1,072)	(796)
Prepayments	4,638	4,776	(10,928)	(13,751)
Contract assets – accrued revenue	(7,366)	(34,471)	(17,266)	(29,284)
Trade receivables	(64,070)	(5,832)	(48,087)	(5,541)
Other receivables	(497)	151	(857)	(650)
Contract liabilities – deferred revenue	(23,898)	(25,963)	(14,716)	39,615
Trade and other payables	(19,821)	(12,532)	(36,974)	(3,864)
Provisions	194	329	359	557
Cash (used in)/generated from operations	(56,633)	(25,567)	(53,014)	46,120